Other tax payable (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Tax Payable [Abstract]
Excise and customs duties	€ 824	€ 634
Other taxes and duties	648	659
Current receivables from taxes other than income tax	€ 1,472	€ 1,293